Share-Based Payments (Schedule Of Information Regarding Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Options outstanding, Number	317	669
Options outstanding, weighted average per share exercise price	$ 42.74	$ 34.86
Options outstanding, aggregate intrinsic value	$ 5,104
Options outstanding, weighted average remaining contractual term (in years)	5 years 4 months 7 days
Options exercisable, Number	159
Options exercisable, weighted average per share exercise price	$ 36.02
Options exercisable, aggregate intrinsic value	$ 3,616
Options exercisable, weighted average remaining contractual term (in years)	2 years 8 months 24 days